Subsequent events - Additional information (Details) - shares			2 Months Ended	12 Months Ended
	Feb. 29, 2024	Jan. 31, 2024	Feb. 29, 2024	Dec. 31, 2023
Subsequent events
Treasury shares				(240,724)
Treasury shares [member] | Class A common shares
Subsequent events
Treasury shares				(240,724)
Repurchase program on shares | Treasury shares [member] | Class A common shares
Subsequent events
Treasury shares	419,905	657,510	1,077,415